Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 7,680,926
End of the year	8,564,727	¥ 7,680,926
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	6,438	5,000	¥ 5,000
Additions	0	1,438	0
Gains/(losses) recognised in other gain	(762)	0	0
End of the year	¥ 5,676	¥ 6,438	¥ 5,000